Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of reconciliation of the differences between the statutory income tax rate
	For the year ended December 31,
	2016	2017	2018
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences	(7.7)	(11.5)	(10.4)
Change in valuation allowance	(17.3)	(13.5)	(14.6)
Effective income tax rate	-	-	-

Schedule of net operating tax loss carry forwards
RMB
Loss expiring in 2020	45,635
Loss expiring in 2021	28,344
Loss expiring in 2022	51,624
Loss expiring in 2023	2,150
127,753

Schedule of temporary differences to the deferred tax assets and liabilities
	December 31, 2017	December 31, 2018
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	385	25,473
Accrued expense and other payables	5,946	5,303
Net operating tax loss carry forwards	42,224	31,938
Total deferred tax assets	48,555	62,714
Less: valuation allowance	(48,555)	(62,714)
Net deferred tax assets	-	-

Schedule of aggregate valuation allowances for deferred tax assets
	Balance at January 1	Addition*	Balance at December 31
	RMB	RMB	RMB
2016	(32,914)	(6,699)	(39,613)
2017	(39,613)	(8,942)	(48,555)
2018	(48,555)	(14,159)	(62,714)

* Additional valuation allowance was due to the increase of deferred tax assets recognised for advertising expenses in excess of deduction limit, accrued expense and other payables, and net operating tax loss carry forwards.